Accounts Receivable (Details)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Accounts Receivable [Abstract]
Allows credit period	180 days
Average accounts receivable turnover period	108 days	106 days	93 days